LEASES - Operating lease related assets and liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets, net	¥ 6,084,606	$ 956,486	¥ 7,925,930
operating lease liabilities - current	2,928,987	460,430	2,226,832
Operating lease liabilities - non-current	3,278,574	515,384	4,792,101
Present value of lease liabilities	¥ 6,207,561	$ 975,814	¥ 7,018,933